---------------------
 SEMI-ANNUAL
---------------------
 REPORT
---------------------
 EQUITY
---------------------
 FUNDS
---------------------

Balanced Fund

Equity Value Fund

Growth and Income Fund

Small Cap Fund

INSTITUTIONAL CLASS

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Balanced Fund                                                                3

  Equity Value Fund                                                            5

  Growth and Income Fund                                                       7

  Small Cap Fund                                                               9

PORTFOLIOS OF INVESTMENTS

  Balanced Fund                                                               11

  Equity Value Fund                                                           18

  Growth and Income Fund                                                      23

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         29

  Statement of Operations                                                     31

  Statements of Changes in Net Assets                                         33

  Financial Highlights                                                        36

  Notes to Financial Statements                                               46

MASTER INVESTMENT TRUST PORTFOLIO OF INVESTMENTS

  Master Investment Trust Small Cap Master Portfolio                          57

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         63

  Statement of Operations                                                     64

  Statements of Changes in Net Assets                                         65

  Notes to Financial Statements                                               67

LIST OF ABBREVIATIONS                                                         71
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                                                   BALANCED FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 15.86%.

HOW DID THE ALLOCATION BETWEEN STOCKS AND BONDS SHIFT DURING THE PERIOD (APRIL THROUGH SEPTEMBER)?

The stock allocation increased slightly over the period from 55% of the portfolio at the beginning of April to 60% at the end of September. While we continue to be concerned that many stock issues are overvalued by historical measures and are dependent on very optimistic earnings growth assumptions, we are confident that our value discipline will continue to yield results in this market. Our current allocation is still slightly defensive, since we are permitted to have up to 70% of the portfolio invested in equities.

THE FED RAISED INTEREST RATES AT THE END OF MARCH. HOW DID THE BOND MARKET REACT OVER THE NEXT FEW MONTHS?

The bond market initially reacted negatively. However, as the market began receiving positive news that inflation was not increasing as expected, interest rates declined substantially from their late March and early April levels. The bond market rallied, particularly in the second quarter.

WHAT ARE SOME OF THE CHARACTERISTICS YOU LOOK FOR IN SELECTING STOCKS FOR THE FUND'S PORTFOLIO?

We pursue a value discipline in selecting stocks. This means we look for issues selling for less than their intrinsic worth. We look for compelling valuations, such as low price-to-earnings ratios. We also look for a positive catalyst, something that we think is going to positively affect the outlook for the stock or its sector. Then we look for focused and effective management teams with proven ability to take advantage of economic opportunities.

WHAT IS THE ADVANTAGE TO A BALANCED STRATEGY, PARTICULARLY ONE THAT IS ACTIVELY MANAGED AS OPPOSED TO COMPUTER MODEL-DRIVEN?

One of the principal advantages to an actively managed balanced strategy is that active management can reduce the level of trading and turnover by allowing a manager flexibility in changing the allocation. Computer-driven models, in which instructions to buy or sell an asset class are based on strictly quantitative measures, often force managers to sell or buy in response to big moves in the market. In the balanced strategy approach, the Fund attempts to balance expected returns for the asset classes with its expectations for the individual securities held in the portfolio.

                                                           ---------------------

BALANCED FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                         SINCE 7/2/90
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         25.44%      15.65%      13.65%      12.65%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

On September 6, 1996, the Fund was reorganized as the successor to the Pacifica Balanced Fund (7/90 to 9/96). Historical performance has been calculated using returns produced by this Predecessor Fund. Institutional Class performance for periods prior to September 6, 1996 reflects Pacifica Balanced Fund Institutional Class performance.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                               EQUITY VALUE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 24.79%.

WHAT IS YOUR CURRENT STOCK MARKET OUTLOOK?

We continue to be concerned that many stock issues are overvalued by historical measures and are dependent on very optimistic earnings growth assumptions. Despite these high values, we believe that there are stocks whose attractiveness and strength have not yet been recognized by the market. The financial services, capital goods and consumer cyclical sectors were sectors where we found value during the period.

THE VALUE STRATEGY IS TO SEEK STOCKS WHOSE VALUE HAS NOT BEEN RECOGNIZED BY THE MARKET. WHAT ARE SOME OF THE REASONS AN ISSUE'S VALUE GOES UNRECOGNIZED?

Two of the key reasons some equity issues are undervalued by the market are previous earnings disappointments or poorer than expected sales. Also, industry analysts may have focused their attention elsewhere and missed new developments affecting the company's outlook. At times, the fault may be with the company's management who for whatever reasons, may have done a poor job communicating the company's improving fortunes.

THE PROSPECTUS STATES THAT YOU USE "QUALITATIVE" AND "QUANTITATIVE" METHODS IN SELECTING STOCKS. PLEASE EXPLAIN THE DIFFERENCE.

By quantitative methods, we mean that we apply a systematic analysis based on various types of financial data. For example, we look at an issues price-to-earnings ratio, which measures the price of a stock against its historical or expected future dividends. This is done first to narrow the field of stocks we will consider buying. Then we apply qualitative methods, which are essentially judgements about things that cannot be quantified, such as the quality of the management team or the product being offered. The goal is to discover solid companies that have fallen out of favor with investors, for whatever reason, before their value starts to rise.

                                                           ---------------------

EQUITY VALUE FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                             SINCE 7/2/90
                                            1 YEAR     3 YEAR     5 YEAR     INCEPTION
-----------------------------------------------------------------------------------------
Average Annual Total Returns                44.42%     24.67%     21.71%     16.75%
-----------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

On September 6, 1996, the Fund was reorganized as the successor to the Pacifica Equity Value Fund (7/90 to 9/96). Historical performance has been calculated using returns produced by this Predecessor Fund for the applicable periods. Institutional Class performance reflects Pacifica Equity Value Fund Institutional Class performance for periods prior to September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
6

                                                          GROWTH AND INCOME FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 20.98%.

THE FUND INVESTS IN MID- AND LARGE-CAP GROWTH STOCKS. WERE THESE SECTORS AS VOLATILE AS SMALL GROWTH STOCKS DURING THE PERIOD?

Volatility is often assumed to refer to the downside of risk, but there is an upside to volatility as well. The question for individual investors to ask themselves is how much volatility are they willing to tolerate? Typically, the smaller the market capitalization for a company, the greater the volatility its stock will demonstrate. The converse is that the larger the company, the more stable its stock price. This pattern held true during the period with small and mid-cap stocks significantly outperforming large caps.

HAVE COMPANIES IN THE TECHNOLOGY SECTOR BEEN SORTED OUT AMONG A FEW BIG PERFORMERS LIKE MICROSOFT AND INTEL ON THE ONE HAND, AND "AVERAGE" PERFORMERS ON THE OTHER?

Intel and Microsoft have significant weight within the technology sector. They dominate their industries to a large extent. But there is earnings growth to be found throughout the technology sector. Growth in the Internet and telecommunications has created opportunities in networking, telecom, value-added chip manufacturing and other related areas. These stocks tend to be smaller than Intel and Microsoft and are generally more volatile.

DID THE FUND INVEST IN FINANCIAL AND BANK STOCKS?

We invested significantly in the financial sector, focusing primarily on stocks of credit card issuers and insurance companies. Cost cutting has fueled good earnings growth, as have companies buying back their own stock. Banks have had less revenue growth, however, but performed well during the period thanks to a stable interest rate environment and solid earnings.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FUND'S FISCAL YEAR?

Earnings thus far in 1997 have exceeded early year expectations. Many analysts will extrapolate further earnings increases based on such pleasant surprises. We believe that such analysts are setting expectations too high. If one combines these potentially unrealistic expectations with uncertainty about Far Eastern currency and the potential for Fed action on interest rates, the theme that emerges is volatility. We expect that the fourth quarter of 1997 will not have dramatic growth overall, but we are optimistic about 1998 based on the whole economic picture.

ARE THERE ANY SPECIAL CHANGES SHAREHOLDERS SHOULD BE AWARE OF?

The Fund is changing its name contingent upon the approval of the proposed merger between Overland Express Funds, Inc. and Stagecoach Funds, Inc. As of December 15, 1997 it will be called the Growth Fund and will continue to focus on large cap growth. The fundamental investment objective of the Fund is not changing, however. Be sure to review the new prospectus, which will be sent to you on December 15, for this and any other changes.

                                                           ---------------------

GROWTH AND INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                         SINCE 8/2/90
                                     1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
Average Annual Total Returns         30.56%      23.47%      17.10%      16.43%
---------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Growth and Income Fund commenced operations on January 1, 1992 as successor to the Select Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was August 2, 1990. The Institutional Class Shares commenced operations on September 6, 1996. The performance figures shown for the Institutional Class shares for periods prior to September 6, 1996, include the performance of the Predecessor Fund and expenses of the Fund's Class A shares which had the same investment objectives and strategies. Certain of the investment restrictions of the Stagecoach Growth and Income Fund differ somewhat from those of the Predecessor Fund.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
8

                                                                  SMALL CAP FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The total return for Institutional Class shares for the period was 48.50%.

WAS THE PERIOD UNUSUALLY VOLATILE FOR SMALL STOCKS, OR WAS IT FAIRLY TYPICAL?

The early part of 1997 was especially volatile for smaller cap equities. In April, investor nervousness about earnings growth, interest rates and inflation, in particular, sparked a sell-off in small stocks and a migration to larger cap equities. By May, optimism was restored and small caps had a sharp rebound. While it is the nature of small stocks to experience greater price movements than larger stocks, we do not typically see the degree of volatility experienced during the last six months.

WAS THIS AN ACTIVE TRADING PERIOD AS A RESULT?

Yes, we were quite active in trading. We do employ a tactical/strategic method, in which a portion of the portfolio, roughly 30%, is actively traded in order to capture short-term opportunities. That is the tactical component and is the more active part of the portfolio. We tried to buy strong companies when the prices were depressed. As prices rebounded, we sold off some issues to realize a profit. The strategic component is held for long-term appreciation.

ARE SMALL CAP STOCKS AS DIVERSIFIED AS THE REST OF THE ECONOMY?

Small cap companies are really quite diversified among numerous industries. However, when narrowing the focus to small cap growth stocks, we tend to find a greater number of technology and health care companies.

WHAT ARE THE FACTORS LIKELY TO INFLUENCE THE SMALL CAP SECTOR OVER THE REMAINDER OF THE FUND'S FISCAL YEAR?

The level and direction of interest rates and corporate earnings are, as usual, key influences. Concerns regarding emerging market economies will come to the fore over the next few months, particularly in regard to Asian currencies. The technology sector tends to be the pacesetter for small caps, so its general health and growth potential are to be watched. Finally, general investor confidence is important. When investors get nervous, investor dollars tend to migrate into large company stocks and small caps suffer.

ARE THERE ANY SPECIAL CHANGES OF NOTE SHAREHOLDERS CAN EXPECT FOR THE FUND?

The Fund is expected to withdraw its investment in the Master Portfolio on or about December 12, 1997. See the Notes to the Financial Statements for more information.

                                                           ---------------------

SMALL CAP FUND

---------------------
PERFORMANCE AT A GLANCE
INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 9/30/97
--------------------------------------------------------------------------------

                                                                       SINCE 11/1/94
                                                           1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
Average Annual Total Returns                               25.75%      42.73%
-------------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Small Cap Fund invests in a master portfolio which in turn invests in individual securities.

The Small Cap Fund commenced operation on 9/16/96 as successor to the Small Capitalization Growth Fund for Employee Retirement Plans, an unregistered bank collective investment Fund (the "Predecessor Fund"). Inception date of the Predecessor Fund was 11/1/94.

Performance figures shown for periods prior to September 16, 1996 represent the performance of the Predecessor Fund which had the same investment objective and strategies as the Small Cap Fund. Performance figures also reflect expense differences between the Predecessor Fund and those of the Institutional Class in effect on 9/16/96.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
10

                                                       BALANCED FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 59.98%
             AEROSPACE - 1.61%
     24,000  Rockwell International Corp                                     $  1,173,110  $   1,510,500

             AUTOMOBILE & RELATED - 3.02%
     15,900  Chrysler Corp                                                   $    525,743  $     585,319
     20,000  Dana Corp                                                            611,600        987,500
     28,000  Ford Motor Co                                                        823,865      1,267,000
                                                                             ------------  --------------
                                                                             $  1,961,208  $   2,839,819

             BASIC INDUSTRIES - 1.41%
     50,000  Crompton & Knowles Corp                                         $    671,750  $   1,328,125

             CAPITAL GOODS - 5.34%
     26,000  Harris Corp                                                     $  1,015,020  $   1,189,500
     20,386  Kennametal Inc                                                       755,673        988,721
     19,000  Lancaster Colony Corp                                                730,708      1,009,375
     20,000  Maytag Corp                                                          523,224        682,500
     30,000  Willamette Industries Inc                                            892,141      1,147,497
                                                                             ------------  --------------
                                                                             $  3,916,766  $   5,017,593

             COMPUTER SYSTEMS - 1.58%
     14,000  International Business Machines Corp                            $    741,405  $   1,483,125

             ELECTRICAL EQUIPMENT - 2.45%
     36,800  Lexmark International Group Inc Class A+                        $    739,535  $   1,214,400
     30,000  Seagate Technology Inc+                                              662,310      1,083,750
                                                                             ------------  --------------
                                                                             $  1,401,845  $   2,298,150

                                                           ---------------------

BALANCED FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENERGY & RELATED - 7.94%
     21,200  Atlantic Richfield Corp                                         $  1,252,174  $   1,811,275
     30,000  Cabot Corp                                                           811,330        808,125
     10,000  Mobil Corp                                                           426,878        740,000
     19,000  Royal Dutch Petroleum Co                                             527,523      1,054,500
     30,000  Texaco Inc                                                         1,135,095      1,843,125
     36,700  Valero Energy Corp                                                   717,372      1,204,219
                                                                             ------------  --------------
                                                                             $  4,870,372  $   7,461,244

             FINANCE & RELATED - 16.23%
     10,000  Aegon N.V. ADR Class A                                          $    457,165  $     796,875
     16,000  Aetna Inc                                                          1,012,401      1,303,000
     50,000  American Bankers Insurance Group                                     578,875      1,825,000
     24,600  BankAmerica Corp                                                     589,668      1,803,488
     10,400  Chase Manhattan Bank                                                 358,200      1,227,200
      5,500  CIGNA Corp                                                         1,036,732      1,024,375
     51,000  Fremont General Corp                                                 959,354      2,435,250
    242,000  Mercury Financial Co+                                                573,495        347,875
     10,000  NationsBank Corp                                                     369,250        618,750
     29,400  Providian Financial Corp                                             298,502      1,166,813
     22,700  SAFECO Corp                                                        1,047,038      1,203,100
     22,000  Travelers Group Inc                                                  363,350      1,501,500
                                                                             ------------  --------------
                                                                             $  7,644,030  $  15,253,226

             FOOD & RELATED - 2.29%
     33,600  Philip Morris Co Inc                                            $    627,548  $   1,396,500
     22,000  RJR Nabisco Holdings Corp                                            782,392        756,250
                                                                             ------------  --------------
                                                                             $  1,409,940  $   2,152,750

             GENERAL BUSINESS & RELATED - 1.09%
     15,000  General Electric Co                                             $    305,123  $   1,020,938

------------------------
12

                                                       BALANCED FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             HEALTHCARE - 1.88%
     17,000  Columbia HCA Healthcare Corp                                    $    612,831  $     488,750
     40,000  Foundation Health Systems Inc                                      1,038,824      1,280,000
                                                                             ------------  --------------
                                                                             $  1,651,655  $   1,768,750

             MANUFACTURING PROCESSING - 5.28%
     19,500  Alumax Inc+                                                     $    743,565  $     797,063
      6,500  Aluminum Co of America                                               513,874        533,000
     11,800  Goodrich (B F) Co                                                    531,543        533,950
     22,000  Hercules Inc                                                         994,218      1,094,500
     17,200  Owens-Illinois Inc+                                                  494,703        583,725
     50,000  United Dominion Industries                                         1,203,285      1,415,625
                                                                             ------------  --------------
                                                                             $  4,481,188  $   4,957,863

             PHARMACEUTICALS - 1.29%
      8,000  Bristol-Myers Squibb Co                                         $    247,357  $     662,000
     15,000  Pharmacia and Upjohn Inc                                             397,019        547,500
                                                                             ------------  --------------
                                                                             $    644,376  $   1,209,500

             RETAIL & RELATED - 3.53%
     40,000  Costco Companies Inc+                                           $    614,455  $   1,505,000
     32,700  Rite Aid Corp                                                        967,864      1,812,806
                                                                             ------------  --------------
                                                                             $  1,582,319  $   3,317,806

             TELECOMMUNICATIONS - 1.21%
     25,000  GTE Corp                                                        $    827,406  $   1,134,375

             TRANSPORTATION - 1.85%
     19,900  CSX Corp                                                        $  1,035,006  $   1,164,150
      6,100  Delta Air Lines Inc                                                  533,075        574,544
                                                                             ------------  --------------
                                                                             $  1,568,081  $   1,738,694

                                                           ---------------------

BALANCED FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             UTILITIES - 1.98%
     35,000  Cinergy Corp                                                    $  1,087,820  $   1,170,313
     14,000  Duke Power Co                                                        658,476        692,125
                                                                             ------------  --------------
                                                                             $  1,746,296  $   1,862,438
             TOTAL COMMON STOCKS                                             $ 36,596,870  $  56,354,896

------------------------
14

                                                       BALANCED FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             INTERNATIONAL FOREIGN GOVERNMENTS - 3.11%
             FOREIGN GOVERNMENTS - 3.11%
$ 1,300,000  Ontario, Province of                                 7.63 %        06/22/04   $   1,378,000
  1,500,000  Quebec, Province of                                  7.50          07/15/23       1,543,125
                                                                                           --------------
             TOTAL INTERNATIONAL FOREIGN GOVERNMENTS                                       $   2,921,125
             (Cost $2,837,902)

             CORPORATE BONDS & NOTES - 12.53%
             BANK & FINANCE - 5.38%
$ 1,000,000  Associates Corp of America                           6.32 %        02/28/00   $   1,002,500
  2,000,000  General Motors Acceptance Corp                       6.88          07/15/01       2,030,000
  1,000,000  Norwest Corp                                         7.13          04/01/00       1,020,000
  1,000,000  NYNEX Credit Co                                      6.25          06/13/02       1,002,450
                                                                                           --------------
                                                                                           $   5,054,950

             INDUSTRIALS - 2.80%
$ 1,500,000  BP America Inc                                       9.38 %        11/01/00   $   1,631,250
  1,000,000  Chrysler Corp                                        7.40          08/01/97       1,005,840
                                                                                           --------------
                                                                                           $   2,637,090

             MISCELLANEOUS BONDS - 4.35%
$ 1,000,000  CSX Corp                                             7.25 %        05/01/04   $   1,026,250
  1,000,000  Philip Morris Co Inc                                 7.50          04/01/04       1,028,750
  1,000,000  Raytheon Co                                          7.20          08/15/27       1,002,500
  1,000,000  RJR Nabisco Inc                                      8.25          07/01/04       1,028,750
                                                                                           --------------
                                                                                           $   4,086,250
             TOTAL CORPORATE BONDS & NOTES                                                 $  11,778,290
             (Cost $11,635,540)

                                                           ---------------------

BALANCED FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES - 12.31%
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.59%
$   143,551  FHLMC # 546103                                      10.50 %        08/01/19   $     156,909
     67,865  FHLMC #22-0009                                       8.25          08/01/01          69,307
    213,283  FHLMC #291786                                        8.50          01/01/09         221,742
    106,120  FHLMC #303407                                        8.50          12/01/02         108,882
                                                                                           --------------
                                                                                           $     556,840

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.49%
$   501,852  FNMA #190526                                         6.00 %        01/01/01   $     499,167
    472,634  FNMA #190588                                         6.50          01/01/09         471,906
  5,645,630  FNMA #351092                                         7.50          07/01/26       5,746,574
    202,972  FNMA #57843                                          8.00          06/01/08         210,139
      8,163  FNMA #75336                                          9.50          02/01/09           8,710
     95,817  FNMA #83785                                          8.00          08/01/18          99,583
                                                                                           --------------
                                                                                           $   7,036,079

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.23%
$ 1,458,956  GNMA #403934                                         9.00 %        08/15/24   $   1,560,573
    961,845  GNMA #423225                                         6.50          04/15/26         941,377
  1,472,359  GNMA #426993                                         7.00          05/15/26       1,473,684
                                                                                           --------------
                                                                                           $   3,975,634
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  11,568,553
             (Cost $11,204,934)

             U.S. TREASURY SECURITIES - 11.43%
             U.S. TREASURY BONDS - 3.80%
$ 3,000,000  U.S. Treasury Bonds                                  8.13 %        08/15/19   $   3,568,590

------------------------
16

                                                       BALANCED FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
             U.S. TREASURY NOTES - 7.63%
$ 3,500,000  U.S. Treasury Notes                                  6.25 %        02/15/03   $   3,533,355
  2,000,000  U.S. Treasury Notes                                  6.38          01/15/99       2,015,320
  1,500,000  U.S. Treasury Notes                                  7.50          02/15/05       1,619,535
                                                                                           --------------
                                                                                           $   7,168,210
             TOTAL U.S. TREASURY SECURITIES                                                $  10,736,800
             (Cost $10,457,302)

             SHORT-TERM INSTRUMENTS - 0.75%
             REPURCHASE AGREEMENTS - 0.75%
$   707,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15          10/01/97   $     707,000
             (Cost $707,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $73,439,548)* (Notes 1 and 3)                     100.11%               $   94,066,664
              Other Assets and Liabilities, Net                        (0.11)                     (103,345)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   93,963,319
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 21,057,801
Gross Unrealized Depreciation       (430,685)
                                ------------
NET UNREALIZED APPRECIATION     $ 20,627,116
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

EQUITY VALUE FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 92.21%
             AUTOMOBILE & RELATED - 4.42%
     90,000  Chrysler Corp                                                   $  2,975,904  $   3,313,125
     75,000  Dana Corp                                                          2,227,625      3,703,125
    121,000  Ford Motor Co                                                      3,571,555      5,475,250
                                                                             ------------  --------------
                                                                             $  8,775,084  $  12,491,500

             BASIC INDUSTRIES - 0.94%
    100,000  Crompton & Knowles Corp                                         $  1,407,500  $   2,656,250

             CAPITAL GOODS - 7.35%
     66,000  Harris Corp                                                     $  2,576,588  $   3,019,500
     81,737  Kennametal Inc                                                     3,024,606      3,964,245
     80,000  Lancaster Colony Corp                                              3,005,991      4,250,000
    100,200  Maytag Corp                                                        2,631,354      3,419,325
    160,000  Willamette Industries Inc                                          4,660,419      6,119,995
                                                                             ------------  --------------
                                                                             $ 15,898,958  $  20,773,065

             COMPUTER SYSTEMS - 1.88%
     50,000  International Business Machines Corp                            $  2,661,925  $   5,296,875

             ELECTRICAL EQUIPMENT - 5.80%
    163,600  Lexmark International Group Inc Class A+                        $  3,180,801  $   5,398,800
    150,000  Seagate Technology Inc+                                            2,401,265      5,418,750
    140,000  Technitrol Inc                                                     1,480,229      5,573,750
                                                                             ------------  --------------
                                                                             $  7,062,295  $  16,391,300

             ENERGY & RELATED - 11.63%
     50,000  Atlantic Richfield Corp                                         $  2,953,240  $   4,271,875
    138,000  Cabot Corp                                                         3,672,563      3,717,375
    110,000  Exxon Corp                                                         3,765,946      7,046,875
     60,000  Mobil Corp                                                         2,118,677      4,440,000
     80,000  Royal Dutch Petroleum Co                                           2,191,829      4,440,000

------------------------
18

                                                   EQUITY VALUE FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     49,780  Texaco Inc                                                      $  1,571,829  $   3,058,359
    179,000  Valero Energy Corp                                                 3,500,926      5,873,438
                                                                             ------------  --------------
                                                                             $ 19,775,010  $  32,847,922

             FINANCE & RELATED - 21.45%
     29,540  Aegon N.V. ADR Class A                                          $  1,373,375  $   2,353,969
     71,000  Aetna Inc                                                          4,612,608      5,782,063
    180,600  American Bankers Insurance Group                                   2,146,794      6,591,900
     90,000  BankAmerica Corp                                                   2,000,610      6,598,125
     27,040  Chase Manhattan Bank                                                 930,320      3,190,720
     27,200  CIGNA Corp                                                         5,127,113      5,066,000
    100,000  Edwards A G & Sons Inc                                             2,606,651      5,137,500
     80,000  First Union Corp                                                   1,969,173      4,005,000
  1,075,000  Mercury Financial Co+                                              2,547,547      1,545,313
     50,000  NationsBank Corp                                                   1,397,568      3,093,750
     68,000  Providian Financial Corp                                             685,243      2,698,750
     41,900  Republic New York Corp                                             1,744,592      4,760,888
    111,500  SAFECO Corp                                                        5,142,938      5,909,500
     56,400  Travelers Group Inc                                                  607,005      3,849,300
                                                                             ------------  --------------
                                                                             $ 32,891,537  $  60,582,778

             FOOD & RELATED - 3.10%
    116,100  Philip Morris Co Inc                                            $  2,113,537  $   4,825,406
    114,000  RJR Nabisco Holdings Corp                                          4,054,212      3,918,750
                                                                             ------------  --------------
                                                                             $  6,167,749  $   8,744,156

             GENERAL BUSINESS & RELATED - 8.01%
    202,550  Fremont General Corp                                            $  4,586,181  $   9,671,763
     80,000  General Electric Co                                                1,689,118      5,445,000
     62,500  Goodrich (B F) Co                                                  2,815,375      2,828,125
     94,000  Hercules Inc                                                       4,248,021      4,676,500
                                                                             ------------  --------------
                                                                             $ 13,338,695  $  22,621,388

                                                           ---------------------

EQUITY VALUE FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             HEALTHCARE - 2.69%
     75,000  Columbia HCA Healthcare Corp                                    $  2,703,668  $   2,156,250
    170,000  Foundation Health Systems Inc                                      4,428,165      5,440,000
                                                                             ------------  --------------
                                                                             $  7,131,833  $   7,596,250

             MANUFACTURING PROCESSING - 7.61%
     90,800  Alumax Inc+                                                     $  3,462,073  $   3,711,450
     31,800  Aluminum Co of America                                             2,514,032      2,607,600
     80,000  Johnson Controls Inc                                               2,360,389      3,965,000
    197,300  Owens-Illinois Inc+                                                1,951,269      6,695,869
    160,000  United Dominion Industries                                         3,560,866      4,530,000
                                                                             ------------  --------------
                                                                             $ 13,848,629  $  21,509,919

             PHARMACEUTICALS - 1.65%
     30,000  Bristol-Myers Squibb Co                                         $    919,765  $   2,482,500
     60,000  Pharmacia and Upjohn Inc                                           1,588,076      2,190,000
                                                                             ------------  --------------
                                                                             $  2,507,841  $   4,672,500

             RETAIL & RELATED - 8.44%
    210,000  Costco Companies Inc+                                           $  3,091,250  $   7,901,250
    195,000  Rite Aid Corp                                                      5,807,900     10,810,313
     90,000  Sears Roebuck & Co                                                 3,257,400      5,124,375
                                                                             ------------  --------------
                                                                             $ 12,156,550  $  23,835,938

             TELECOMMUNICATIONS - 1.12%
     70,000  GTE Corp                                                        $  2,314,373  $   3,176,250

             TRANSPORTATION - 2.94%
     92,200  CSX Corp                                                        $  4,794,290  $   5,393,700
     31,000  Delta Air Lines Inc                                                2,709,073      2,919,813
                                                                             ------------  --------------
                                                                             $  7,503,363  $   8,313,513

------------------------
20

                                                   EQUITY VALUE FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             UTILITIES - 3.18%
    100,000  Cinergy Corp                                                    $  2,838,307  $   3,343,750
    114,000  Duke Power Co                                                      5,357,745      5,635,875
                                                                             ------------  --------------
                                                                             $  8,196,052  $   8,979,625
             TOTAL COMMON STOCKS                                             $161,637,394  $ 260,489,229

                                                           ---------------------

EQUITY VALUE FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 7.77%
             REPURCHASE AGREEMENTS - 7.77%
$13,101,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15          10/01/97   $  13,101,000
  8,836,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97       8,836,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  21,937,000
             (Cost $21,937,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $183,574,394)* (Notes 1 and 3)                     99.98%               $  282,426,229
              Other Assets and Liabilities, Net                         0.02                        56,212
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  282,482,441
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $100,603,781
Gross Unrealized Depreciation     (1,751,946)
                                ------------
NET UNREALIZED APPRECIATION     $ 98,851,835
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
22

                                              GROWTH AND INCOME FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 100.34%
             AEROSPACE - 2.75%
    125,600  Boeing Co                                                       $  7,252,762  $   6,837,350
     36,569  Lockheed Martin Corp                                               4,081,832      3,899,170
                                                                             ------------  --------------
                                                                             $ 11,334,594  $  10,736,520

             APPLIANCES AND FURNITURE - 2.60%
    228,300  Sunbeam-Oster Co Inc                                            $  6,485,089  $  10,130,813

             AUTOMOBILE & RELATED - 1.66%
    102,000  Danaher Corp                                                    $  3,821,818  $   5,916,000
      1,400  General Motors Corp                                                   78,576         93,713
      6,800  General Motors Corp Class H                                          249,048        449,650
                                                                             ------------  --------------
                                                                             $  4,149,442  $   6,459,363

             BASIC INDUSTRIES - 5.47%
     77,400  Aluminum Co of America                                          $  4,686,982  $   6,346,800
     97,400  Colgate-Palmolive Co                                               4,181,188      6,787,563
    210,000  Monsanto Co                                                        5,574,578      8,190,000
                                                                             ------------  --------------
                                                                             $ 14,442,748  $  21,324,363

             BEVERAGE BREWING AND DISTRIBUTION - 2.45%
    235,300  Pepsico Inc                                                     $  9,180,415  $   9,544,356

             CAPITAL GOODS - 0.74%
    104,000  Loewen Group Inc                                                $  3,432,000  $   2,866,500

             COMMERCIAL SERVICES - 1.90%
    229,900  Service Corp International                                      $  5,921,699  $   7,399,906

                                                           ---------------------

GROWTH AND INCOME FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE - 3.39%
    217,400  First Data Corp                                                 $  7,903,546  $   8,166,088
     38,000  Microsoft Corp+                                                    5,389,854      5,027,875
                                                                             ------------  --------------
                                                                             $ 13,293,400  $  13,193,963

             COMPUTER SYSTEMS - 2.89%
     72,500  Cisco Systems Inc+                                              $  2,587,529  $   5,297,031
      1,620  Lucent Technologies Inc                                               72,062        131,828
    301,208  Reynolds & Reynolds Co Class A                                     6,985,892      5,854,731
                                                                             ------------  --------------
                                                                             $  9,645,483  $  11,283,590

             ELECTRICAL EQUIPMENT - 2.52%
    104,500  Nokia Corp ADR Class A                                          $  6,804,687  $   9,803,406

             ENERGY & RELATED - 10.79%
      4,000  Amoco Corp                                                      $    238,775  $     385,500
     94,800  Anadarko Petroleum Corp                                            4,678,800      6,807,825
    102,100  Mobil Corp                                                         5,928,420      7,555,400
     76,582  Schlumberger Ltd                                                   5,299,593      6,447,247
    125,200  Texaco Inc                                                         5,900,073      7,691,975
    109,500  Tosco Corp                                                         3,456,771      3,811,969
    199,400  Williams Co Inc                                                    8,784,585      9,334,404
                                                                             ------------  --------------
                                                                             $ 34,287,017  $  42,034,320

             ENTERTAINMENT & LEISURE - 0.69%
    132,139  Tele-Communication Inc Class A+                                 $  2,548,103  $   2,708,850

             FINANCE & RELATED - 19.73%
    101,050  American International Group Inc                                $  7,115,521  $  10,427,097
     14,000  Bank of New York Inc                                                 221,138        672,000
     51,700  Chase Manhattan Bank                                               4,998,755      6,100,600
     57,600  Citicorp                                                           3,214,929      7,714,800
    195,300  Conseco Inc                                                        7,782,135      9,533,081
    173,500  Federal Home Loan Mortgage Corp                                    3,627,666      6,115,875
      5,600  Federal National Mortgage Association                                107,503        263,200

------------------------
24

                                              GROWTH AND INCOME FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     74,000  First Union Corp                                                $  3,579,750  $   3,704,625
     82,700  Hartford Life Class A+                                             2,664,269      3,178,781
     96,400  Household International Inc                                        6,317,515     10,911,275
    195,200  MBNA Corp                                                          4,298,094      7,905,600
     11,600  Mellon Bank Corp                                                     201,183        635,100
    183,200  Schwab (Charles) Corp                                              3,593,190      6,549,400
     69,800  Security Capital Industrial Trust                                  1,418,464      1,627,213
     75,561  Telecom-Communications TCI Ventures Group+                           970,584      1,558,445
                                                                             ------------  --------------
                                                                             $ 50,110,696  $  76,897,092

             FOOD & RELATED - 3.47%
      8,000  Albertson's Inc                                                 $    244,280  $     279,000
    216,200  American Stores Co                                                 5,054,819      5,269,875
      6,000  CPC International Inc                                                410,885        555,750
      7,500  McDonald's Corp                                                      225,889        357,188
    169,497  Philip Morris Co Inc                                               5,366,077      7,044,719
                                                                             ------------  --------------
                                                                             $ 11,301,950  $  13,506,532

             GENERAL BUSINESS & RELATED - 5.81%
    186,500  Corning Inc                                                     $  6,859,480  $   8,812,125
     60,000  General Electric Co                                                4,018,914      4,083,750
    170,900  Kimberly-Clark Corp                                                8,408,198      8,363,419
        312  NCR Corp+                                                              8,621         10,901
     14,000  Ralston Purina Corp                                                  867,125        943,250
      8,000  Tribune Co                                                           243,338        426,500
                                                                             ------------  --------------
                                                                             $ 20,405,676  $  22,639,945

             HEALTHCARE - 2.02%
    108,000  American Home Products Corp                                     $  7,909,008  $   7,884,000

                                                           ---------------------

GROWTH AND INCOME FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MANUFACTURING PROCESSING - 7.32%
    158,000  Allied Signal Inc                                               $  3,270,382  $   6,715,000
     94,900  Honeywell Inc                                                      7,387,453      6,376,094
    102,600  Potash Corp of Saskatchewan Inc                                    7,376,050      8,054,100
    144,000  Praxair Inc                                                        8,144,157      7,371,000
                                                                             ------------  --------------
                                                                             $ 26,178,042  $  28,516,194

             MEDICAL EQUIPMENT & SUPPLIES - 2.34%
      6,900  Abbott Laboratories                                             $    233,541  $     441,169
    165,800  Baxter International Inc                                           6,841,360      8,663,050
                                                                             ------------  --------------
                                                                             $  7,074,901  $   9,104,219

             PHARMACEUTICALS - 3.02%
     42,500  Merck & Co Inc                                                  $  3,658,426  $   4,247,344
    154,200  Smithkline Beecham Plc+                                            3,980,499      7,536,525
                                                                             ------------  --------------
                                                                             $  7,638,925  $  11,783,869

             REAL ESTATE INVESTMENT TRUSTS - 2.44%
     39,500  Boston Properties Inc+                                          $    987,500  $   1,296,094
     11,300  Equity Office Properties                                             237,300        383,494
     55,800  Equity Residential Properties Trust                                2,301,750      3,044,588
     53,436  Patriot American Hospitality Inc+                                  1,162,900      1,703,273
     76,100  Spieker Properties Inc                                             2,251,691      3,086,806
                                                                             ------------  --------------
                                                                             $  6,941,141  $   9,514,255

             RETAIL & RELATED - 5.39%
     23,000  Costco Companies Inc+                                           $    390,500  $     865,375
     72,000  Dayton-Hudson Corp                                                 3,809,584      4,315,500
    137,000  Gap Inc                                                            5,925,332      6,858,563
     81,000  Gillette Co                                                        4,429,810      6,991,313
      9,000  Home Depot Inc                                                       264,475        469,125
      7,000  May Department Stores Co                                             295,624        381,500

------------------------
26

                                              GROWTH AND INCOME FUND (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     12,000  Medtronic Inc                                                   $    316,741  $     564,000
     22,000  Walgreen Co                                                          327,270        563,750
                                                                             ------------  --------------
                                                                             $ 15,759,336  $  21,009,126

             SEMICONDUCTORS - 4.55%
     99,500  Intel Corp                                                      $  4,697,261  $   9,185,094
    119,000  Motorola Inc                                                       8,059,889      8,553,125
                                                                             ------------  --------------
                                                                             $ 12,757,150  $  17,738,219

             TELECOMMUNICATIONS - 6.28%
      5,000  AT & T Corp                                                     $    174,782  $     221,563
     54,000  Bell Atlantic Corp                                                 4,171,746      4,343,625
    270,000  Ericsson Telefonaktiebolaget L M Class B+                          5,961,274     12,943,125
     70,500  GTE Corp                                                           3,146,528      3,198,938
     61,500  SBC Communication Inc                                              3,313,075      3,774,563
                                                                             ------------  --------------
                                                                             $ 16,767,405  $  24,481,814

             UTILITIES - 0.12%
     11,000  NIPSCO Industries Inc                                           $    333,508  $     463,375
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $304,702,415  $ 391,024,590

             WARRANTS - 0.01%
      3,249  Security Capital Group expires 9/18/98+                                       $      25,993
             (Cost $25,587)

                                                           ---------------------

GROWTH AND INCOME FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 0.05%
             REPURCHASE AGREEMENTS - 0.05%
$    55,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                          6.15         10/01/97   $      55,000
    163,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities        6.00         10/01/97         163,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $     218,000
             (Cost $218,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $304,946,002)* (Notes 1 and 3)                    100.40%               $  391,268,583
              Other Assets and Liabilities, Net                        (0.40)                   (1,560,036)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  389,708,547
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 91,573,273
Gross Unrealized Depreciation     (5,250,692)
                                ------------
NET UNREALIZED APPRECIATION     $ 86,322,581
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
28

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                BALANCED     EQUITY VALUE
                                                    FUND             FUND
-------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $94,066,664     $282,426,229
  Cash                                             1,713            1,960
Receivables:
  Dividends and Interest                         573,882          349,288
  Fund shares sold                               145,313          541,561
  Investment securities sold                      13,255                0
Organization expenses, net of
  amortization                                    35,657           33,532
Prepaid expenses                                  19,400           42,658
TOTAL ASSETS                                  94,855,884      283,395,228

LIABILITIES
Payables:
  Investment securities purchased                      0                0
  Distribution to shareholders                   706,854          635,268
  Fund shares redeemed                            49,053            4,685
  Due to sponsor and distributor (Note
    2)                                            64,369           69,036
  Due to WFB (Note 2)                             55,053          193,290
  Other                                           17,236           10,508
TOTAL LIABILITIES                                892,565          912,787

TOTAL NET ASSETS
                                             $93,963,319     $282,482,441
NET ASSETS CONSIST OF:
  Paid-in capital                            $65,298,068     $157,309,820
  Undistributed net investment income
    (loss)                                             0          137,418
  Undistributed net realized gain on
    investments                                8,038,135       26,183,368
  Net unrealized appreciation of
    investments                               20,627,116       98,851,835
TOTAL NET ASSETS                             $93,963,319     $282,482,441

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $35,359,750     $ 35,420,289
Shares outstanding - Class A                   2,579,353        1,977,478
Net asset value per share - Class A          $     13.71     $      17.91
Maximum offering price per share - Class
  A(1)                                       $     14.47     $      18.90
Net assets - Class B                         $ 3,998,180     $ 26,099,107
Shares outstanding - Class B                     323,313        1,779,356
Net asset value and offering price per
  share - Class B                            $     12.37     $      14.67
Net assets - Institutional Class             $54,605,389     $220,963,045
Shares outstanding - Institutional Class       3,991,197       12,338,242
Net asset value and offering price per
  share - Institutional Class                $     13.68     $      17.91
INVESTMENT AT COST (NOTE 3)                  $73,439,548     $183,574,394
-------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.75 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                               GROWTH AND       SMALL CAP
                                              INCOME FUND            FUND
-------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $391,268,583     $76,172,149(2)
  Cash                                              1,620               0
Receivables:
  Dividends and Interest                          507,780          25,768
  Fund shares sold                                225,986         167,462
  Investment securities sold                    2,790,994               0
Organization expenses, net of
  amortization                                      6,942          42,651
Prepaid expenses                                        0          11,330
TOTAL ASSETS                                  394,801,905      76,419,360

LIABILITIES
Payables:
  Investment securities purchased               4,127,053               0
  Distribution to shareholders                    377,926               0
  Fund shares redeemed                             39,359             344
  Due to sponsor and distributor (Note
    2)                                            169,731          10,934
  Due to WFB (Note 2)                             294,912           1,826
  Other                                            84,377          18,246
TOTAL LIABILITIES                               5,093,358          31,350

TOTAL NET ASSETS
                                             $389,708,547     $76,388,010
NET ASSETS CONSIST OF:
  Paid-in capital                            $258,829,583     $61,887,786
  Undistributed net investment income
    (loss)                                        (24,413)        (51,474)
  Undistributed net realized gain on
    investments                                44,580,796       2,210,984
  Net unrealized appreciation of
    investments                                86,322,581      12,340,714
TOTAL NET ASSETS                             $389,708,547     $76,388,010

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $326,951,344     $ 9,102,182
Shares outstanding - Class A                   14,124,867         323,554
Net asset value per share - Class A          $      23.15     $     28.13
Maximum offering price per share - Class
  A(1)                                       $      24.43     $     29.69
Net assets - Class B                         $ 40,949,850     $ 7,648,913
Shares outstanding - Class B                    2,491,177         273,474
Net asset value and offering price per
  share - Class B                            $      16.44     $     27.97
Net assets - Institutional Class             $ 21,807,353     $59,636,915
Shares outstanding - Institutional Class          803,220       2,112,416
Net asset value and offering price per
  share - Institutional Class                $      27.15     $     28.23
INVESTMENT AT COST (NOTE 3)                  $304,946,002             N/A
-------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.75 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  INVESTMENT IN MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

------------------------
30

   STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                                  EQUITY
                                                BALANCED           VALUE
                                                    FUND            FUND
------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                  $   530,989     $ 2,281,828
  Interest                                     1,391,766         297,167
  Net expenses allocated from Master
    Portfolio                                        N/A             N/A
TOTAL INVESTMENT INCOME                        1,922,755       2,578,995

EXPENSES (NOTE 2)
  Advisory fees                                  281,918         625,264
  Administration fees                             28,192          75,032
  Custody fees                                     7,847          20,884
  Shareholder servicing fees                     117,422         312,632
  Portfolio accounting fees                       49,974          66,003
  Transfer agency fees                            42,756          90,771
  Distribution fees                               24,676          56,982
  Amortization of organization expenses            9,660           9,084
  Legal and audit fees                            12,683          13,243
  Registration fees                               12,005          16,466
  Directors' fees                                  2,352           2,384
  Shareholder reports                             10,251          11,948
  Other                                           22,068          16,815
TOTAL EXPENSES                                   621,804       1,317,508
Less:
  Waived fees and reimbursed expenses           (150,406)        (70,948)
Net Expenses                                     471,398       1,246,560
NET INVESTMENT INCOME (LOSS)                   1,451,357       1,332,435

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net realized gain on sale of
    investments                                3,424,719      12,899,915
  Net change in unrealized appreciation
    of investments                             8,793,530      39,170,917
NET GAIN ON INVESTMENTS                       12,218,249      52,070,832
NET INCREASE IN NET ASSETS RESULTING
FROM
  OPERATIONS                                 $13,669,606     $53,403,267
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                              GROWTH AND       SMALL CAP
                                             INCOME FUND            FUND
------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                  $ 2,667,926     $    20,034(1)
  Interest                                       463,638         132,081(1)
  Net expenses allocated from Master
    Portfolio                                        N/A        (145,285)
TOTAL INVESTMENT INCOME                        3,131,564           6,830

EXPENSES (NOTE 2)
  Advisory fees                                  877,396               0
  Administration fees                            112,808          14,405
  Custody fees                                    34,127               0
  Shareholder servicing fees                     558,507          60,062
  Portfolio accounting fees                       68,502               0
  Transfer agency fees                           254,366          18,176
  Distribution fees                              194,373          18,083
  Amortization of organization expenses           29,990           5,391
  Legal and audit fees                            11,523          14,467
  Registration fees                               26,911           7,904
  Directors' fees                                  2,507           2,507
  Shareholder reports                             56,685           6,099
  Other                                            9,835           1,710
TOTAL EXPENSES                                 2,237,530         148,804
Less:
  Waived fees and reimbursed expenses            (30,114)        (86,614)
Net Expenses                                   2,207,416          62,190
NET INVESTMENT INCOME (LOSS)                     924,148         (55,360)

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net realized gain on sale of
    investments                               35,698,639       3,606,590(1)
  Net change in unrealized appreciation
    of investments                            31,990,754      15,682,644(1)
NET GAIN ON INVESTMENTS                       67,689,393      19,289,234
NET INCREASE IN NET ASSETS RESULTING
FROM
  OPERATIONS                                 $68,613,541     $19,233,874
------------------------------------------------------------------------

(1)  ALLOCATED FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

------------------------
32

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                              BALANCED FUND
                                             ----------------------------------------------
                                              (UNAUDITED)
                                              FOR THE SIX      FOR THE SIX          FOR THE
                                             MONTHS ENDED     MONTHS ENDED       YEAR ENDED
                                                SEPT. 30,        MARCH 31,        SEPT. 30,
                                                     1997             1997             1996
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $  1,451,357     $  1,585,315     $  3,996,707
  Net realized gain (loss) on sale of
    investments                                 3,424,719        5,673,146       11,895,904
  Net change in unrealized appreciation
    (depreciation) of investments               8,793,530          957,295        3,445,959
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      13,669,606        8,215,756       19,338,570

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                        (523,279)        (524,249)      (1,030,389)
  CLASS B                                         (23,135)            (785)               0
  INSTITUTIONAL CLASS                            (904,943)      (1,028,637)      (2,871,649)
In excess of net investment income
  CLASS A                                               0                0                0
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                                   0                0          (23,043)
From net realized gain on sale of
  investments
  CLASS A                                               0         (505,037)      (3,380,108)
  CLASS B                                               0             (331)               0
  INSTITUTIONAL CLASS                                   0       (1,013,783)      (8,265,228)
In excess of net realized gain on sale
  of investments
  CLASS A                                               0                0                0
  CLASS B                                               0                0                0
  INSTITUTIONAL CLASS                                   0                0                0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           3,331,882        1,158,984       15,479,177
  Reinvestment of dividends - Class A             501,537          812,743        4,242,084
  Cost of shares redeemed - Class A            (4,586,348)      (4,580,742)     (76,589,659)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           (752,929)      (2,609,015)     (56,868,398)
  Proceeds from shares sold - Class B           3,610,015          304,255            1,549
  Reinvestment of dividends - Class B               7,461              452                0
  Cost of shares redeemed - Class B              (138,972)          (1,579)               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                          3,478,504          303,128            1,549
  Proceeds from shares sold -
    Institutional Class                         3,553,816        3,125,636      115,568,034
  Reinvestment of dividends -
    Institutional Class                           867,173        1,651,464       10,566,690
  Cost of shares redeemed -
    Institutional Class                       (12,786,912)     (25,197,171)     (57,101,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS             (8,365,923)     (20,420,071)      69,033,461
INCREASE (DECREASE) IN NET ASSETS               6,577,901      (17,583,024)      15,934,765

NET ASSETS:
  Beginning net assets                         87,385,418      104,968,442       89,033,677
  ENDING NET ASSETS                          $ 93,963,319     $ 87,385,418     $104,968,442
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            EQUITY VALUE FUND
                                             ------------------------------------------------
                                              (UNAUDITED)
                                              FOR THE SIX      FOR THE SIX
                                             MONTHS ENDED     MONTHS ENDED            FOR THE
                                                SEPT. 30,        MARCH 31,         YEAR ENDED
                                                     1997             1997     SEPT. 30, 1996
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $  1,332,435     $  1,380,130     $    3,943,333
  Net realized gain (loss) on sale of
    investments                                12,899,915       15,163,623         27,944,178
  Net change in unrealized appreciation
    (depreciation) of investments              39,170,917       15,837,356         17,614,459
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      53,403,267       32,381,109         49,501,970

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                        (141,561)        (111,000)          (271,396)
  CLASS B                                         (19,576)          (1,028)                 0
  INSTITUTIONAL CLASS                          (1,171,298)      (1,113,606)        (3,536,140)
In excess of net investment income
  CLASS A                                               0                0                  0
  CLASS B                                               0                0                  0
  INSTITUTIONAL CLASS                                   0                0           (152,875)
From net realized gain on sale of
  investments
  CLASS A                                               0         (165,769)        (3,065,374)
  CLASS B                                               0             (864)                 0
  INSTITUTIONAL CLASS                                   0       (1,716,939)       (33,389,091)
In excess of net realized gain on sale
  of investments
  CLASS A                                               0                0                  0
  CLASS B                                               0                0                  0
  INSTITUTIONAL CLASS                                   0                0                  0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          12,582,343        3,128,244         65,541,864
  Reinvestment of dividends - Class A             114,089          222,206          3,103,800
  Cost of shares redeemed - Class A            (3,727,916)      (3,807,382)      (184,207,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          8,968,516         (456,932)      (115,562,327)
  Proceeds from shares sold - Class B          22,199,991        2,636,307                 26
  Reinvestment of dividends - Class B               7,202              973                  0
  Cost of shares redeemed - Class B              (500,207)         (10,349)                 0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                         21,706,986        2,626,931                 26
  Proceeds from shares sold -
    Institutional Class                         9,404,578       13,701,832        190,586,130
  Reinvestment of dividends -
    Institutional Class                           538,466        1,877,441         32,111,369
  Cost of shares redeemed -
    Institutional Class                       (26,707,499)     (55,593,181)       (61,556,058)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS            (16,764,455)     (40,013,908)       161,141,441
INCREASE (DECREASE) IN NET ASSETS              65,981,879       (8,572,006)        54,666,234

NET ASSETS:
  Beginning net assets                        216,500,562      225,072,568        170,406,334
  ENDING NET ASSETS                          $282,482,441     $216,500,562     $  225,072,568
---------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $628,555 FOR CLASS A AND $17,334,017 FOR THE INSTITUTIONAL CLASS AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND.SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
34

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             SMALL CAP FUND
                                                                     GROWTH AND INCOME FUND     ---------------------------
                                             ----------------------------------------------     (UNAUDITED)
                                              (UNAUDITED)                                       FOR THE SIX     FOR THE SIX
                                              FOR THE SIX      FOR THE SIX     FOR THE NINE          MONTHS          MONTHS
                                             MONTHS ENDED     MONTHS ENDED     MONTHS ENDED           ENDED           ENDED
                                                SEPT. 30,        MARCH 31,        SEPT. 30,       SEPT. 30,       MARCH 31,
                                                     1997             1997         1996 (1)            1997            1997
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $    924,148     $    993,606     $    907,579     $   (55,360)    $    16,522
  Net realized gain (loss) on sale of
    investments                                35,698,639       10,102,690       14,694,253       3,606,590      (1,454,225)
  Net change in unrealized appreciation
    (depreciation) of investments              31,990,754       11,068,414       10,252,699      15,682,644      (3,802,835)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      68,613,541       22,164,710       25,854,531      19,233,874      (5,240,538)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                        (869,509)        (921,552)        (902,578)              0               0
  CLASS B                                            (856)               0                0               0               0
  INSTITUTIONAL CLASS                             (76,804)         (77,222)         (11,005)              0               0
In excess of net investment income
  CLASS A                                               0                0                0               0               0
  CLASS B                                               0                0                0               0               0
  INSTITUTIONAL CLASS                                   0                0                0               0               0
From net realized gain on sale of
  investments
  CLASS A                                               0         (769,667)     (14,220,794)              0               0
  CLASS B                                               0          (47,154)        (490,320)              0               0
  INSTITUTIONAL CLASS                                   0          (54,088)               0               0               0
In excess of net realized gain on sale
  of investments
  CLASS A                                               0                0       (2,238,898)              0               0
  CLASS B                                               0                0         (358,700)              0               0
  INSTITUTIONAL CLASS                                   0                0                0               0               0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          44,053,641       44,283,158       92,986,116       5,411,888       3,967,857
  Reinvestment of dividends - Class A             806,505        1,571,703       17,197,210               0               0
  Cost of shares redeemed - Class A           (59,527,534)     (35,197,194)     (40,873,885)     (1,596,304)       (556,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                        (14,667,388)      10,657,667       69,309,441       3,815,584       3,411,304
  Proceeds from shares sold - Class B          15,023,182       11,003,396        8,483,020       4,629,540       2,296,961
  Reinvestment of dividends - Class B                 843           47,228          848,356               0               0
  Cost of shares redeemed - Class B            (2,589,425)      (1,557,385)      (1,258,949)       (586,766)       (163,976)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                         12,434,600        9,493,239        8,072,427       4,042,774       2,132,985
  Proceeds from shares sold -
    Institutional Class                         2,870,072        4,135,758       17,995,025      24,027,673      12,246,405
  Reinvestment of dividends -
    Institutional Class                            50,333           66,661                0               0               0
  Cost of shares redeemed -
    Institutional Class                        (4,842,222)      (4,289,351)        (341,372)     (8,943,605)     (2,987,916)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS             (1,921,817)         (86,932)      17,653,653      15,084,068       9,258,489
INCREASE (DECREASE) IN NET ASSETS              63,511,767       40,359,001      102,667,757      42,176,300       9,562,240

NET ASSETS:
  Beginning net assets                        326,196,780      285,837,779      183,170,022      34,211,710      24,649,470
  ENDING NET ASSETS                          $389,708,547     $326,196,780     $285,837,779     $76,388,010     $34,211,710
---------------------------------------------------------------------------------------------------------------------------


                                                 1996
                                                   OF
                                          OPERATIONS)
                                                   TO
                                            SEPT. 30,
                                                 1996
-----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)            $   (12,636)
  Net realized gain (loss) on sale of
    investments                                58,619
  Net change in unrealized appreciation
    (depreciation) of investments             460,905
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     506,888
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                           0
  CLASS B                                           0
  INSTITUTIONAL CLASS                               0
In excess of net investment income
  CLASS A                                           0
  CLASS B                                           0
  INSTITUTIONAL CLASS                               0
From net realized gain on sale of
  investments
  CLASS A                                           0
  CLASS B                                           0
  INSTITUTIONAL CLASS                               0
In excess of net realized gain on sale
  of investments
  CLASS A                                           0
  CLASS B                                           0
  INSTITUTIONAL CLASS                               0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          94,136
  Reinvestment of dividends - Class A               0
  Cost of shares redeemed - Class A                 0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                         94,136
  Proceeds from shares sold - Class B              25
  Reinvestment of dividends - Class B               0
  Cost of shares redeemed - Class B                 0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                             25
  Proceeds from shares sold -
    Institutional Class                    24,103,344
  Reinvestment of dividends -
    Institutional Class                             0
  Cost of shares redeemed -
    Institutional Class                       (54,923)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS         24,048,421
INCREASE (DECREASE) IN NET ASSETS          24,649,470
NET ASSETS:
  Beginning net assets                              0
  ENDING NET ASSETS                       $24,649,470
-----------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $628,555 FOR CLASS A AND $17,334,017 FOR THE INSTITUTIONAL CLASS AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND.SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           BALANCED FUND (3)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (2)        1996
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.01      $11.46      $11.84
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.20        0.19        0.36
  Net realized and unrealized gain (loss) on investments        1.70        0.74        0.89
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.90        0.93        1.25
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.20)      (0.19)      (0.35)
  Distributions from net realized gain                          0.00       (0.19)      (1.28)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.20)      (0.38)      (1.63)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $13.71      $12.01      $11.46
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                 15.88%       8.15%      10.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $35,360     $31,632     $32,640
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      1.05%       1.05%       1.31%
  Ratio of net investment income (loss) to average net
    assets                                                     3.03%       3.20%       2.98%
Portfolio turnover                                               27%         43%        131%
Average commission rate paid(1)                              $0.0666     $0.0802     $0.0603
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.41%       1.30%       1.48%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          2.67%       2.95%       2.81%
--------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING
(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

The accompanying notes are an integral part of these financial statements.

---------------------
36

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                       BALANCED FUND (3) (CONT.)
                              ----------------------------------------------------------------------------------
                                                                                                         CLASS B
                                                                              ----------------------------------
                                                             CLASS A (CONT.)  (UNAUDITED)
                              ----------------------------------------------  SIX MONTHS  SIX MONTHS      PERIOD
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,
                                    1995        1994        1993        1992        1997    1997 (2)    1996 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $11.67      $12.71      $11.18      $10.80      $10.79      $10.24      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.46*       0.43*       0.44*       0.42*       0.09        0.08        0.00
  Net realized and
    unrealized gain (loss)
    on investments                  0.68*      (0.13)*       1.72*       0.53*       1.58       0.72        0.24
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.14        0.30        2.16        0.95        1.67        0.80        0.24
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.47)      (0.46)      (0.43)      (0.43)      (0.09)      (0.08)       0.00
  Distributions from net
    realized gain                  (0.50)      (0.88)      (0.20)      (0.14)       0.00       (0.17)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.97)      (1.34)      (0.63)      (0.57)      (0.09)      (0.25)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $11.84      $11.67      $12.71      $11.18      $12.37      $10.79      $10.24
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     10.62%       2.30%      19.83%       9.03%      15.52%       7.84%       2.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $89,034    $108,290    $104,434     $65,226      $3,998        $297          $2
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.03%       1.09%       1.01%       1.02%       1.70%       1.70%       0.00%
  Ratio of net investment
    income (loss) to average
    net assets                     4.05%       3.55%       3.62%       3.76%       2.29%       2.48%       3.09%
Portfolio turnover                   90%         35%         60%         49%         27%         43%        131%
Average commission rate
  paid(1)                            N/A         N/A         N/A         N/A     $0.0666     $0.0802     $0.0603
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.05%       1.11%       1.06%       1.10%       2.54%       7.85%       0.66%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.03%       3.53%       3.57%       3.68%       1.45%       (3.67)%      2.43%
----------------------------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING
(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   BALANCED FUND (3) (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (2)    1996 (4)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.00      $11.45      $11.84
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.22        0.21        0.40
  Net realized and unrealized gain (loss) on investments        1.68        0.74        0.89
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.90        0.95        1.29
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.22)      (0.21)      (0.40)
  Distributions from net realized gain                          0.00       (0.19)      (1.28)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.22)      (0.40)      (1.68)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $13.68      $12.00      $11.45
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                 15.86%       8.27%      10.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $54,605     $55,456     $72,327
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.95%       0.95%       0.94%
  Ratio of net investment income (loss) to average net
    assets                                                     3.14%       3.30%       3.29%
Portfolio turnover                                               27%         43%        131%
Average commission rate paid(1)                              $0.0666     $0.0802     $0.0603
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.23%       1.18%       1.11%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          2.86%       3.07%       3.12%
--------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING
(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.

The accompanying notes are an integral part of these financial statements.

---------------------
38

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           EQUITY VALUE FUND (3)
                              ----------------------------------------------------------------------------------
                                                                                                         CLASS A
                              ----------------------------------------------------------------------------------
                              (UNAUDITED)
                              SIX MONTHS  SIX MONTHS
                                   ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                    1997    1997 (2)        1996        1995        1994        1993        1992
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $14.43      $12.66      $13.27      $12.36      $13.17      $10.73      $10.45
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.08        0.08        0.20        0.24*       0.20*       0.21*       0.20*
  Net realized and
    unrealized gain (loss)
    on investments                  3.48        1.89        1.60        1.63*       0.74*       2.75*       0.49*
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        3.56        1.97        1.80        1.87        0.94        2.96        0.69
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.08)      (0.08)      (0.19)      (0.25)      (0.21)      (0.23)      (0.22)
  Distributions from net
    realized gain                   0.00       (0.12)      (2.22)      (0.71)      (1.54)      (0.29)      (0.19)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.08)      (0.20)      (2.41)      (0.96)      (1.75)      (0.52)      (0.41)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $17.91      $14.43      $12.66      $13.27      $12.36      $13.17      $10.73
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     24.69%      15.63%      14.27%      16.58%       7.49%      28.22%       6.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $35,420     $20,798     $18,453    $170,406    $168,852    $140,551     $92,915
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.05%       1.05%       1.18%       0.96%       0.99%       0.98%       1.02%
  Ratio of net investment
    income (loss) to average
    net assets                     1.01%       1.14%       1.73%       1.97%       1.60%       1.73%       1.86%
Portfolio turnover                   21%         45%         91%         75%         41%         82%         78%
Average commission rate
  paid(1)                        $0.0656     $0.0800     $0.0558         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.20%       1.12%       1.22%       0.98%       1.01%       0.99%         N/A
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.86%       1.07%       1.69%       1.95%       1.58%       1.72%         N/A
----------------------------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING
(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 EQUITY VALUE FUND (3) (CONT.)
                                                          ------------------------------------
                                                                                       CLASS B
                                                          ------------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS        PERIOD
                                                               ENDED       ENDED         ENDED
                                                           SEPT. 30,   MARCH 31,     SEPT. 30,
                                                                1997    1997 (2)      1996 (4)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.81      $10.34        $10.00
                                                          ----------  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.02        0.01          0.00
  Net realized and unrealized gain (loss) on investments        2.86        1.57          0.34
                                                          ----------  ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                                2.88        1.58          0.34
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.02)      (0.01)         0.00
  Distributions from net realized gain                          0.00       (0.10)         0.00
                                                          ----------  ----------    ----------
TOTAL FROM DISTRIBUTIONS                                       (0.02)      (0.11)         0.00
                                                          ----------  ----------    ----------
NET ASSET VALUE, END OF PERIOD                                $14.67      $11.81        $10.34
                                                          ----------  ----------    ----------
                                                          ----------  ----------    ----------
TOTAL RETURN (NOT ANNUALIZED)                                 24.36%      15.31%         3.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $26,099      $2,542            $0
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      1.70%       1.70%         0.00%
  Ratio of net investment income (loss) to average net
    assets                                                     0.34%       0.34%         1.83%
Portfolio turnover                                               21%         45%           91%
Average commission rate paid(1)                              $0.0656     $0.0800       $0.0558
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.88%       2.19%           N/A
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          0.16%       (0.15)%         N/A
----------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(6)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
40

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   EQUITY VALUE FUND (3) (CONT.)                          GROWTH AND INCOME FUND
                              ----------------------------------  ----------------------------------------------
                                             INSTITUTIONAL CLASS                                         CLASS A
                              ----------------------------------  ----------------------------------------------
                              (UNAUDITED)                         (UNAUDITED)                   NINE
                              SIX MONTHS  SIX MONTHS              SIX MONTHS  SIX MONTHS      MONTHS
                                   ENDED       ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                    1997    1997 (2)    1996 (5)        1997    1997 (2)    1996 (6)        1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $14.43      $12.65      $13.27      $19.20      $17.91      $17.26      $14.10
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.09        0.09        0.22        0.06        0.06        0.07        0.19
  Net realized and
    unrealized gain (loss)
    on investments                  3.48        1.89        1.61        3.95        1.34        2.00        3.87
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        3.57        1.98        1.83        4.01        1.40        2.07        4.06
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.09)      (0.08)      (0.23)      (0.06)      (0.06)      (0.07)      (0.19)
  Distributions from net
    realized gain                   0.00       (0.12)      (2.22)       0.00       (0.05)      (1.35)      (0.71)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.09)      (0.20)      (2.45)      (0.06)      (0.11)      (1.42)      (0.90)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $17.91      $14.43      $12.65      $23.15      $19.20      $17.91      $17.26
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     24.79%      15.73%      14.58%      20.90%       7.86%      12.45%      28.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $220,963    $193,161    $206,620    $326,951    $283,468    $254,498    $178,488
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.95%       0.95%       0.87%       1.13%       1.14%       1.18%       1.18%
  Ratio of net investment
    income (loss) to average
    net assets                     1.11%       1.25%       1.69%       0.54%       0.65%       0.56%       1.23%
Portfolio turnover                   21%         45%         91%         51%         40%         83%        100%
Average commission rate
  paid(1)                        $0.0656     $0.0800     $0.0558     $0.0633     $0.0799     $0.0702         N/A
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.99%       0.99%       0.92%       1.14%         N/A       1.19%       1.21%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.07%       1.21%       1.64%       0.53%         N/A       0.55%       1.20%
----------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(6)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               GROWTH AND INCOME FUND (CONT.)
                                                          -----------------------------------
                                                                              CLASS A (CONT.)
                                                          -----------------------------------
                                                          YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                            DEC. 31,     DEC. 31,    DEC. 31,
                                                                1994         1993        1992
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.75       $13.88      $12.84
                                                          ----------   ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.22         0.23        0.27
  Net realized and unrealized gain (loss) on investments       (0.27)        0.93        1.44
                                                          ----------   ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                               (0.05)        1.16        1.71
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.22)       (0.23)      (0.27)
  Distributions from net realized gain                         (0.38)       (0.06)      (0.40)
                                                          ----------   ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.60)       (0.29)      (0.67)
                                                          ----------   ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $14.10       $14.75      $13.88
                                                          ----------   ----------  ----------
                                                          ----------   ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  (0.29)%      8.44%      13.45%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $113,525     $112,236     $44,883
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      1.11%        0.93%       0.42%
  Ratio of net investment income (loss) to average net
    assets                                                     1.51%        1.72%       2.31%
Portfolio turnover                                               71%          55%         80%
Average commission rate paid(1)                                  N/A          N/A         N/A
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.15%        1.11%       1.10%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          1.47%        1.54%       1.63%
---------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

The accompanying notes are an integral part of these financial statements.

---------------------
42

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     GROWTH AND INCOME FUND (CONT.)
                              -------------------------------------------------------------------------------------
                                                                        CLASS B                 INSTITUTIONAL CLASS
                              -------------------------------------------------  ----------------------------------
                              (UNAUDITED)                     NINE               (UNAUDITED)
                              SIX MONTHS   SIX MONTHS       MONTHS               SIX MONTHS  SIX MONTHS      PERIOD
                                   ENDED        ENDED        ENDED   YEAR ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,    MARCH 31,    SEPT. 30,     DEC. 31,   SEPT. 30,   MARCH 31,   SEPT. 30,
                                    1997     1997 (2)     1996 (3)     1995 (4)        1997    1997 (2)    1996 (5)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $13.64       $12.74       $12.29       $10.00      $22.52      $21.01      $20.03
                              ----------   ----------   ----------   ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.01)        0.00        (0.01)        0.05        0.09        0.09        0.02
  Net realized and
    unrealized gain (loss)
    on investments                  2.81         0.94         1.42         2.79        4.63        1.57        0.97
                              ----------   ----------   ----------   ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        2.80         0.94         1.41         2.84        4.72        1.66        0.99
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00         0.00         0.00        (0.05)      (0.09)      (0.09)      (0.01)
  Distributions from net
    realized gain                   0.00        (0.04)       (0.96)       (0.50)       0.00       (0.06)       0.00
                              ----------   ----------   ----------   ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            0.00        (0.04)       (0.96)       (0.55)      (0.09)      (0.15)      (0.01)
                              ----------   ----------   ----------   ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $16.44       $13.64       $12.74       $12.29      $27.15      $22.52      $21.01
                              ----------   ----------   ----------   ----------  ----------  ----------  ----------
                              ----------   ----------   ----------   ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     20.53%        7.36%       11.89%       28.47%      20.98%       7.92%       3.41%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $40,950      $23,010      $12,832       $4,682     $21,807     $19,719     $18,508
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.80%        1.86%        1.93%        1.87%       0.97%       1.01%       0.96%
  Ratio of net investment
    income (loss) to average
    net assets                     (0.14)%      (0.06)%      (0.12)%      0.43%       0.69%       0.78%       1.27%
Portfolio turnover                   51%          40%          83%         100%         51%         40%         83%
Average commission rate
  paid(1)                        $0.0633      $0.0799      $0.0702          N/A     $0.0633     $0.0799     $0.0702
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.82%        1.89%        2.03%        2.21%       0.97%         N/A         N/A
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (0.16)%      (0.09)%      (0.22)%      0.09%       0.69%         N/A         N/A
-------------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  SMALL CAP FUND (3)
                                                          ------------------------------------------
                                                                                             CLASS A
                                                          ------------------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS      SIX MONTHS          PERIOD
                                                               ENDED           ENDED           ENDED
                                                           SEPT. 30,       MARCH 31,       SEPT. 30,
                                                                1997        1997 (2)            1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.98          $22.45          $22.01
                                                          ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 (0.03)          (0.01)           0.00
  Net realized and unrealized gain (loss) on investments        9.18           (3.46)           0.44
                                                          ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                                9.15           (3.47)           0.44
LESS DISTRIBUTIONS:
  Dividends from net investment income                          0.00            0.00            0.00
  Distributions from net realized gain                          0.00            0.00            0.00
                                                          ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS                                        0.00            0.00            0.00
                                                          ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                                $28.13          $18.98          $22.45
                                                          ----------      ----------      ----------
                                                          ----------      ----------      ----------
TOTAL RETURN (NOT ANNUALIZED)                                 48.21%          (15.46)%         2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $9,102          $3,107             $96
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    1.10%(4)        1.10%(4)        1.03%(4)
  Ratio of net investment income (loss) to average net
    assets                                                     (0.47)%(4)      (0.23)%(4)      (0.59)%(4)
Portfolio turnover                                               N/A             N/A             N/A
Average commission rate paid(1)                                  N/A             N/A             N/A
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                               1.63%(4)        2.80%(4)       38.54%(4)
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          (1.00)%(4)      (1.93)%(4)     (38.10)%(4)
----------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(4)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

---------------------
44

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                          SMALL CAP FUND (3) (CONT.)
                              --------------------------------------------------------------------------------------
                                                                 CLASS B                         INSTITUTIONAL CLASS
                              ------------------------------------------  ------------------------------------------
                              (UNAUDITED)                                 (UNAUDITED)
                              SIX MONTHS      SIX MONTHS          PERIOD  SIX MONTHS      SIX MONTHS          PERIOD
                                   ENDED           ENDED           ENDED       ENDED           ENDED           ENDED
                               SEPT. 30,       MARCH 31,       SEPT. 30,   SEPT. 30,       MARCH 31,       SEPT. 30,
                                    1997        1997 (2)            1996        1997        1997 (2)            1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $18.93          $22.46          $22.02      $19.01          $22.45          $22.01
                              ----------      ----------      ----------  ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.06)          (0.04)           0.00       (0.01)           0.02            0.00
  Net realized and
    unrealized gain (loss)
    on investments                  9.10           (3.49)           0.44        9.23           (3.46)           0.44
                              ----------      ----------      ----------  ----------      ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        9.04           (3.53)           0.44        9.22           (3.44)           0.44
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00            0.00            0.00        0.00            0.00            0.00
  Distributions from net
    realized gain                   0.00            0.00            0.00        0.00            0.00            0.00
                              ----------      ----------      ----------  ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS            0.00            0.00            0.00        0.00            0.00            0.00
                              ----------      ----------      ----------  ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                          $27.97          $18.93          $22.46      $28.23          $19.01          $22.45
                              ----------      ----------      ----------  ----------      ----------      ----------
                              ----------      ----------      ----------  ----------      ----------      ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     47.75%          (15.72)%         2.00%      48.50%          (15.32)%         2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $7,649          $1,905              $0     $59,637         $29,200         $24,553
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           1.75%(4)        1.75%(4)          0.00%     0.75%(4)        0.75%(4)        1.60%(4)
  Ratio of net investment
    income (loss) to average
    net assets                     (1.12)%(4)      (0.85)%(4)      0.00%       (0.10)%(4)    0.16%(4)          (1.15)%(4)
Portfolio turnover                   N/A             N/A             N/A         N/A             N/A             N/A
Average commission rate
  paid(1)                            N/A             N/A             N/A         N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       2.26%(4)        3.55%(4)          0.00%     1.32%(4)        1.65%(4)        1.63%(4)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         (1.63)%(4)      (2.65)%(4)      0.00%       (0.67)%(4)      (0.74)%(4)      (1.18)%(4)
--------------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(4)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Balanced, Equity Value, Growth and Income, and Small Cap Funds (the "Funds"), each a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Balanced and Equity Value Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Balanced and Equity Value Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Growth and Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Growth Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data for the Balanced and Equity Value Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

Each of the Funds offers Class A, Class B, and Institutional Class shares. The three classes of shares differ principally in the applicable sales charges, distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

On July 23, 1997 the Board of Directors of the Company approved a plan to dissolve the master/feeder structure of its feeder funds in favor of a stand-alone structure (the "Dissolution"). When the Dissolution occurs, the Small Cap Fund will withdraw its investments in the

---------------------
46

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
corresponding Small Cap Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Trust") and instead will invest directly in a portfolio of securities. The Small Cap Fund will retain Wells Fargo Bank, N.A. ("WFB"), the investment adviser to its Master Portfolio, to manage its assets directly, in substantially the same manner as WFB currently manages the Master Portfolio's assets and for the same advisory fee level. The Dissolution is expected to take place on or about December 12, 1997. The Dissolution of the master/feeder structure of the Small Cap Fund is contingent upon the approval of shareholders of Overland Express Funds, Inc. ("Overland"), another investment company advised by WFB, to reorganize the Overland Small Cap Strategy Fund into the Company's Small Cap Fund.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price on the day of valuation. U.S. Government obligations are valued at the reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors, or, in the case of the Trust, by the Trust's Board of Trustees.

The Small Cap Fund invests only in interests of the Master Portfolio. The Master Portfolio has the same investment objective as the Small Cap Fund. The value of the Small Cap Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of September 30, 1997, the

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
Small Cap Fund owned approximately 92.41% of the outstanding interests of the Master Portfolio.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and Master Portfolio's (in this paragraph, the "Funds") Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other Funds advised by WFB. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared and distributed quarterly, with the exception of the Small Cap Fund. Dividends to shareholders from net investment income of the Small Cap Fund, if any, are declared and distributed annually. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

The Small Cap Fund had capital loss carryforwards at December 31, 1996 of $1,316,991 that will expire in the year 2004. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no

---------------------
48

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
capital gain distribution shall be made until each carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Certain of these expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds (other than the Small Cap Fund) with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Balanced and Equity Value Funds, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.60% and 0.50%, respectively, of each such Fund's average daily net assets. Under the contract with the Growth and Income Fund, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the average daily net assets in excess of $500 million.

The Small Cap Fund does not directly retain an investment adviser because the Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. WFB will not be entitled to compensations for its custodial services to the Small Cap Fund so long as it is entitled to compensation for providing advisory services to the Master Portfolio.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Class A and Class B shares of the Funds and 0.06% of the average daily net assets of the Institutional Class shares of the Funds.

The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                           TRANSFER   TRANSFER      TRANSFER
                                             AGENCY     AGENCY   AGENCY FEES
                                               FEES       FEES  INSTITUTIONAL
FUND                                        CLASS A    CLASS B  CLASS
----------------------------------------------------------------------------
Balanced Fund                             $  24,094  $   1,393  $     17,269
Equity Value Fund                            19,508      8,036        63,227
Growth and Income Fund                      224,918     22,809         6,639
Small Cap Fund                                3,719      2,880        11,577

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services to the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Growth and Income Fund, 0.25% of the average daily net assets of the Class A and Class B shares of the Balanced, Equity Value, and Small Cap Funds, and 0.25% of the average daily net assets of the Institutional Class shares of the Funds.

The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                                                 SHAREHOLDER
                                        SHAREHOLDER SHAREHOLDER    SERVICING
                                         SERVICING   SERVICING          FEES
                                              FEES        FEES  INSTITUTIONAL
FUND                                       CLASS A     CLASS B  CLASS
----------------------------------------------------------------------------
Balanced Fund                           $   43,025  $    2,445  $     71,952
Equity Value Fund                           34,837      14,349       263,446
Growth and Income Fund                     481,967      48,876        27,664
Small Cap Fund                               6,640       5,142        48,280

---------------------
50

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Growth and Income Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Plans for Class A shares of the remaining Funds provide as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to the Class A shares of the Balanced, Equity Value and Small Cap Funds.
Under the Plan for Class B shares of the Funds, each Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of the Growth and Income Fund, and up to 0.75% of the average daily net assets attributable to the Class B shares of the Balanced, Equity Value, and Small Cap Funds.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                                          DISTRIBUTION DISTRIBUTION
                                                               FEES       FEES
FUND                                                        CLASS A    CLASS B
------------------------------------------------------------------------------
Balanced Fund                                             $  17,210  $   7,466
Equity Value Fund                                            13,934     43,048
Growth and Income Fund                                       80,328    114,045
Small Cap Fund                                                2,656     15,427

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WAIVED FEES AND REIMBURSED EXPENSES

The following amounts of fees and expenses were waived or reimbursed for the six months ended September 30, 1997:

                                                           EXPENSES
                                                          REIMBURSED      FEES
                                                                 BY     WAIVED
FUND                                                       STEPHENS     BY WFB
------------------------------------------------------------------------------
Balanced Fund                                             $       0  $ 150,406
Equity Value Fund                                                 0     70,948
Growth and Income Fund                                            0     30,114
Small Cap Fund                                                5,808     80,806

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, certain Funds to ensure that the total Fund operating expenses did not exceed, on an annual basis, 1.13% of the average daily net assets of the Institutional Class shares of the Growth and Income Fund, and 1.05%, 1.70%, and 0.95% of the average daily net assets of the Class A, Class B, and Institutional Class shares, respectively, of the Balanced and Equity Value Funds, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 7 shares each of the Balanced and Equity Value Funds, 115 shares of the Growth and Income Fund and 3 shares of the Small Cap Fund.

Stephens has retained $2,566,666 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,556,342 as sales charges from the proceeds of Class A shares sold and $419,434 from the proceeds of Class B shares redeemed by the Company for the six months ended September 30, 1997.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended September 30, 1997, were as follows:

AGGREGATE PURCHASES                    BALANCED       EQUITY           GROWTH AND
  AND SALES                                FUND   VALUE FUND          INCOME FUND
---------------------------------------------------------------------------------
Total purchases at cost             $24,474,582  $50,281,990  $       189,519,538
Total sales proceeds                 29,284,039   50,327,389          182,393,582

---------------------
52

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, each Fund was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follows:

                                                                                    BALANCED FUND
                                                          ---------------------------------------

                                                           (UNAUDITED)
                                                           FOR THE SIX   FOR THE SIX      FOR THE
                                                          MONTHS ENDED  MONTHS ENDED   YEAR ENDED
                                                             SEPT. 30,     MARCH 31,    SEPT. 30,
                                                                  1997          1997         1996
-------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                       254,291        94,369    1,412,249
  Shares issued in reinvestment of dividends -- Class A         40,204        67,767      371,899
  Shares redeemed -- Class A                                  (348,360)     (376,563)  (6,456,262)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A       (53,865)     (214,427)  (4,672,114)
  Shares sold -- Class B                                       306,544        27,480          151
  Shares issued in reinvestment of dividends -- Class B            642            42            0
  Shares redeemed -- Class B                                   (11,397)         (149)           0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS B       295,789        27,373          151
  Shares sold -- Institutional Class                           276,201       255,508   10,145,092
  Shares issued in reinvestment of dividends --
    Institutional Class                                         69,571       137,837      925,429
  Shares redeemed -- Institutional Class                      (976,820)   (2,085,655)  (4,755,966)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                         (631,048)   (1,692,310)   6,314,555

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                             EQUITY VALUE FUND
                                          ------------------------------------
                                          (UNAUDITED)
                                          FOR THE SIX  FOR THE SIX
                                               MONTHS       MONTHS     FOR THE
                                                ENDED        ENDED  YEAR ENDED
                                            SEPT. 30,    MARCH 31,   SEPT. 30,
                                                 1997         1997        1996
------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     750,765      239,630    2,375,877
  Shares issued in reinvestment of
    dividends -- Class A                       7,328       16,068      248,462
  Shares redeemed -- Class A                (222,327)    (272,081)  (14,009,327)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                     535,766      (16,383)  (11,384,988)
  Shares sold -- Class B                   1,599,804      215,907            3
  Shares issued in reinvestment of
    dividends -- Class B                         540           85            0
  Shares redeemed -- Class B                 (36,112)        (871)           0
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                   1,564,232      215,121            3
  Shares sold -- Institutional Class         572,920      919,441   18,333,654
  Shares issued in reinvestment of
    dividends -- Institutional Class          34,784      136,028    2,574,515
  Shares redeemed -- Institutional Class  (1,656,777)  (3,998,514)  (4,577,809)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS      (1,049,073)  (2,943,045)  16,330,360

---------------------
54

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                        GROWTH AND INCOME FUND
                                                   -------------------------------------------

                                                    (UNAUDITED)
                                                    FOR THE SIX   FOR THE SIX     FOR THE NINE
                                                   MONTHS ENDED  MONTHS ENDED     MONTHS ENDED
                                                      SEPT. 30,     MARCH 31,        SEPT. 30,
                                                           1997          1997         1996 (1)
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                              2,031,330     2,263,021        5,108,374
  Shares issued in reinvestment of dividends --
    Class A                                              38,850        83,226        1,005,634
  Shares redeemed -- Class A                         (2,708,991)   (1,793,908)      (2,246,108)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                              (638,811)      552,339        3,867,900
  Shares sold -- Class B                                974,149       788,072          653,910
  Shares issued in reinvestment of dividends --
    Class B                                                  54         3,523           69,929
  Shares redeemed -- Class B                           (169,406)     (112,577)         (97,407)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B                                               804,797       679,018          626,432
  Shares sold -- Institutional Class                    110,356       180,805          897,195
  Shares issued in reinvestment of dividends --
    Institutional Class                                   2,095         3,005                0
  Shares redeemed -- Institutional Class               (184,802)     (189,127)         (16,307)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                   (72,351)       (5,317)         880,888

(1) "SHARES SOLD" INCLUDES 36,809 FOR CLASS A AND 865,446 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                      SMALL CAP FUND
                                              --------------------------------------
                                                                                FROM
                                                                           SEPT. 16,
                                                                                1996
                                              (UNAUDITED)               (COMMENCEMENT
                                              FOR THE SIX  FOR THE SIX            OF
                                                   MONTHS       MONTHS   OPERATIONS)
                                                    ENDED        ENDED            TO
                                                SEPT. 30,    MARCH 31,     SEPT. 30,
                                                     1997         1997          1996
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                          229,681      185,292         4,273
  Shares issued in reinvestment of dividends
    -- Class A                                          0            0             0
  Shares redeemed -- Class A                      (69,812)     (25,880)            0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                           159,869      159,412         4,273
  Shares sold -- Class B                          197,365      108,204             1
  Shares issued in reinvestment of dividends
    -- Class B                                          0            0             0
  Shares redeemed -- Class B                      (24,511)      (7,585)            0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                           172,854      100,619             1
  Shares sold -- Institutional Class            1,005,610      579,679     1,096,256
  Shares issued in reinvestment of dividends
    -- Institutional Class                              0            0             0
  Shares redeemed -- Institutional Class         (428,863)    (137,779)       (2,487)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS               576,747      441,900     1,093,769

5. REORGANIZATION OF SMALL CAP FUND

The Small Cap Master Portfolio is the successor to certain assets of the Small Capitalization Growth Fund for Employee Retirement Plans, a collective investment fund (the "Collective Investment Fund"). The Collective Investment Fund was a private, non-registered investment fund previously managed by WFB. Immediately prior to the commencement of the Small Cap Fund's operations, the assets of the Collective Investment Fund were purchased by the Small Cap Master Portfolio and the Collective Investment Fund redeemed all of its outstanding interests and ceased operating as a trust. The Small Cap Master Portfolio manages its investments in a manner identical in all material respects to the operation of the Collective Investment Fund.

---------------------
56

                  MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 89.41%
             ADVERTISING - 3.08%
     59,625  HA-LO Industries Inc+                                           $  1,324,479  $   1,706,766
     34,500  TMP Worldwide Incorporated+                                          808,155        832,313
                                                                             ------------  --------------
                                                                             $  2,132,634  $   2,539,079

             BIOTECHNOLOGY - 0.46%
     16,500  Serologicals Corp+                                              $    309,938  $     375,375

             CAPITAL GOODS - 8.27%
     20,500  Advanced Lighting Technologies Inc+                             $    518,117  $     553,500
     17,000  Flextronics International Ltd+                                       790,556        809,625
     35,500  General Scanning Inc                                                 960,575      1,235,844
     26,000  Kulicke & Soffa Industries Inc+                                    1,168,903      1,204,125
     52,000  Layne Christensen Company+                                           990,043      1,092,000
     25,071  Lernout & Hauspie Speech Products+                                 1,035,563      1,096,856
     32,500  PMC - Sierra Inc                                                     945,969        828,750
                                                                             ------------  --------------
                                                                             $  6,409,726  $   6,820,700

             COMMERCIAL SERVICES - 1.77%
     18,391  Billing Information Concepts+                                   $    510,250  $     643,685
     22,000  NCO Group+                                                           427,500        814,000
                                                                             ------------  --------------
                                                                             $    937,750  $   1,457,685

             COMPUTER SOFTWARE - 8.14%
     16,500  Aris Corp+                                                      $    303,722  $     350,625
     21,500  Aspen Technologies Inc+                                              700,563        755,188
     34,000  Axent Technologies Inc+                                              663,580        705,500
     33,000  Checkfree Corp+                                                      621,648        697,125
     26,500  Creative Technology Ltd+                                             410,750        677,406
     10,000  Harbinger Corp+                                                      339,034        363,750
     37,000  Infinium Software Inc+                                               476,157        548,063
     17,000  JDA Software Group Inc+                                              524,962        620,500

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     31,520  Rational Software Corp+                                         $    706,195  $     504,320
     29,000  Rogue Wave Software+                                                 351,700        398,750
     45,500  Vantive Corp+                                                      1,289,076      1,092,000
                                                                             ------------  --------------
                                                                             $  6,387,387  $   6,713,227

             COMPUTER SYSTEMS - 0.41%
     17,000  Box Hill Systems Corp+                                          $    288,670  $     341,063

             ELECTRICAL EQUIPMENT - 2.15%
     48,000  Integrated Process Equipment Corp+                              $  1,369,007  $   1,770,000

             ENERGY & RELATED - 4.96%
     10,000  Friede Goldman International Inc+                               $    170,000  $     600,000
     54,000  Marine Drilling Co Inc+                                            1,113,697      1,687,500
     26,000  Pride International Inc+                                             654,573        884,000
     39,500  Tetra Technologies Inc+                                              890,206        913,438
                                                                             ------------  --------------
                                                                             $  2,828,476  $   4,084,938

             ENTERTAINMENT & LEISURE - 1.63%
     31,579  Family Golf Centers Inc+                                        $    748,520  $     836,844
     19,000  Regal Cinemas Inc+                                                   486,533        510,625
                                                                             ------------  --------------
                                                                             $  1,235,053  $   1,347,469

             FINANCE & RELATED - 6.32%
     23,000  Amresco Inc+                                                    $    327,750  $     853,875
     25,000  Envoy Corp (New)+                                                    838,125        714,063
     22,000  IMC Mortgage Co+                                                     404,313        338,250
     45,000  Imperial Credit Industries+                                          878,028      1,192,500
     67,000  Long Beach Financial Corp+                                           503,625        908,688
     35,000  Medallion Financial Corp                                             631,823        761,250
     19,000  Ocwen Asset Investment Corp                                          315,900        437,000
                                                                             ------------  --------------
                                                                             $  3,899,564  $   5,205,626

------------------------
58

                  MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FOOD & RELATED - 3.54%
     15,000  Dave & Buster's Inc                                             $    375,960  $     373,125
     43,000  Northland Cranberries Inc                                            942,550        806,250
     15,000  NuCo2 Inc+                                                           326,250        243,750
     29,000  Suiza Foods Corp+                                                    783,860      1,493,500
                                                                             ------------  --------------
                                                                             $  2,428,620  $   2,916,625

             GENERAL BUSINESS & RELATED - 20.30%
     18,750  American Homestar Corp+                                         $    343,750  $     450,000
     38,400  Applied Graphics Technologies+                                     1,178,433      2,160,000
     20,500  Avis Rent A Car Inc+                                                 348,500        489,438
     15,000  Cinar Films Inc Class B+                                             506,250        571,875
     20,000  CSG Systems International Inc+                                       683,328        756,250
     47,000  Dimon Inc+                                                         1,142,541      1,175,000
     35,000  Equity Corp International+                                           789,005        815,938
     38,500  Hagler Bailly Inc+                                                   751,623        976,938
     25,000  Industrial Distribution Group Inc+                                   478,094        525,000
     15,000  Network Solutions Inc Class A+                                       270,000        326,250
     84,500  Philip Services Corp+                                              1,179,092      1,542,125
     30,500  Renter's Choice Inc+                                                 533,938        692,922
     28,000  Romac International Inc+                                             647,817      1,221,500
     37,000  Scopus Technology Inc+                                             1,021,344        587,375
     33,000  Staffmark Inc+                                                       678,608      1,258,125
     32,000  Sunquest Information Systems+                                        384,591        484,000
     30,000  UOL Publishing Inc+                                                  366,000        738,750
     48,500  VDI Media Corp+                                                      338,545        630,500
     17,500  Wackenhut Corrections Corp+                                          480,887        542,500
     30,500  Zale Corp+                                                           721,122        791,094
                                                                             ------------  --------------
                                                                             $ 12,843,468  $  16,735,580

             HEALTHCARE - 10.21%
     26,000  Covance Inc+                                                    $    483,954  $     562,250
     46,500  Genesis Health Ventures Inc+                                       1,557,633      1,810,594
     42,500  Healthcare Recoveries Inc+                                           595,000        956,250
     40,500  Jones Medical Industries Inc                                       1,268,994      1,275,750

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     29,500  Orthodontic Centers of America Inc+                             $    621,064  $     590,000
     16,891  Pathogenesis Corp+                                                   386,555        599,631
     29,000  Renal Treatment Centers+                                             843,399      1,031,313
     35,892  Vision Twenty-One Inc+                                               415,251        484,542
     29,500  Vivus Inc+                                                           809,306      1,106,250
                                                                             ------------  --------------
                                                                             $  6,981,156  $   8,416,580

             MEDICAL EQUIPMENT & SUPPLIES - 2.30%
     38,000  Kaynar Technologies Inc+                                        $    753,188  $   1,135,250
     32,000  Ultrafem Inc+                                                        489,389        284,000
     20,000  Urologix Inc+                                                        400,115        475,000
                                                                             ------------  --------------
                                                                             $  1,642,692  $   1,894,250

             PHARMACEUTICALS - 2.89%
     20,000  Anesta Corp+                                                    $    323,750  $     465,000
     17,000  KOS Pharmaceuticals Inc+                                             284,500        607,750
     28,500  Medicis Pharmaceutical Corp+                                       1,108,702      1,307,438
                                                                             ------------  --------------
                                                                             $  1,716,952  $   2,380,188

             RETAIL & RELATED - 3.48%
     19,500  Galoob (Lewis) Toys Inc+                                        $    402,084  $     287,625
     49,000  Nautica Enterprises+                                               1,221,995      1,378,125
     47,500  Regis Corp                                                         1,111,481      1,199,375
                                                                             ------------  --------------
                                                                             $  2,735,560  $   2,865,125

             SEMICONDUCTORS - 1.50%
      3,587  ASE Test Limited+                                               $    284,270  $     303,998
     25,630  Triquint Semiconductor Inc+                                          889,834        933,893
                                                                             ------------  --------------
                                                                             $  1,174,104  $   1,237,891

------------------------
60

                  MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO (UNAUDITED)

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS - 5.69%
     13,500  IXC Communications+                                             $    387,331  $     428,625
     14,000  MRV Communications+                                                  500,500        511,000
     38,000  Nice Systems Limited                                               1,444,602      2,137,500
     41,000  Superior Telecom Inc+                                              1,054,991      1,614,367
                                                                             ------------  --------------
                                                                             $  3,387,424  $   4,691,492

             TRANSPORTATION - 2.31%
     15,000  Atlas Air Inc+                                                  $    511,393  $     420,938
     42,700  Trico Marine Services Inc+                                           983,850      1,483,825
                                                                             ------------  --------------
                                                                             $  1,495,243  $   1,904,763
             TOTAL COMMON STOCKS                                             $ 60,203,424  $  73,697,656

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 10.49%
             REPURCHASE AGREEMENTS - 10.49%
$ 4,053,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15          10/01/97   $   4,053,000
    914,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97         914,000
    678,500  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97         678,500
  3,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97       3,000,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   8,645,500
             (Cost $8,645,500)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $68,848,924)* (Notes 1 and 3)                      99.90%               $   82,343,156
              Other Assets and Liabilities, Net                         0.10                        82,883
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   82,426,039
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 15,509,021
Gross Unrealized Depreciation     (2,014,789)
                                ------------
NET UNREALIZED APPRECIATION     $ 13,494,232
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
62

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                               SMALL CAP
                                                  MASTER
                                               PORTFOLIO
--------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)
    (includes repurchase agreements of
    $8,645,500)                              $82,343,156
  Cash                                             1,906
Receivables:
  Dividends and Interest                           2,470
  Investment securities sold                     868,271
TOTAL ASSETS                                  83,215,803

LIABILITIES
Payables:
  Investment securities purchased                695,868
  Distribution to beneficial interest
    holders                                       28,940
  Due to WFB (Note 2)                             36,464
  Other                                           28,492
TOTAL LIABILITIES                                789,764
TOTAL NET ASSETS                             $82,426,039
INVESTMENT AT COST (NOTE 3)                  $68,848,924
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPTEMBER 30,
1997

                                               SMALL CAP
                                                  MASTER
                                               PORTFOLIO
--------------------------------------------------------

INVESTMENT INCOME
  Dividends                                  $    22,501
  Interest                                       148,345
TOTAL INVESTMENT INCOME                          170,846

EXPENSES (NOTE 2)
  Advisory fees                                  158,666
  Custody fees                                     6,924
  Portfolio accounting fees                       33,706
  Legal and audit fees                            13,293
  Other                                            4,394
TOTAL EXPENSES                                   216,983
Less:
  Waived fees and reimbursed expenses            (53,808)
NET EXPENSES                                     163,175
NET INVESTMENT INCOME                              7,671

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                3,890,805
  Net change in unrealized appreciation
    of investments                            17,391,300
NET GAIN ON INVESTMENTS                       21,282,105
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $21,289,776
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
64

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              SMALL CAP MASTER PORTFOLIO
                                             -------------------------------------------
                                                                                    FROM
                                                                               SEPT. 16,
                                                                                    1996
                                             (UNAUDITED)                     (COMMENCEMENT
                                             FOR THE SIX     FOR THE SIX              OF
                                                  MONTHS          MONTHS     OPERATIONS)
                                                   ENDED           ENDED              TO
                                               SEPT. 30,       MARCH 31,       SEPT. 30,
                                                    1997            1997            1996
----------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $     7,671     $    29,348     $    (5,481)
  Net realized gain (loss) on sale of
    investments                                3,890,805      (1,545,385)         60,298
  Net change in unrealized appreciation
    (depreciation) of investments             17,391,300      (4,389,698)        492,630
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     21,289,776      (5,905,735)        547,447
NET INCREASE IN NET ASSETS RESULTING
FROM BENEFICIAL INTEREST TRANSACTIONS         22,876,448      17,869,288      25,748,815
INCREASE IN NET ASSETS                        44,166,224      11,963,553      26,296,262

NET ASSETS:
  Beginning net assets                        38,259,815      26,296,262               0
  ENDING NET ASSETS                          $82,426,039     $38,259,815     $26,296,262
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
66

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

The Master Investment Trust (the "Trust") is a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios. These financial statements represent one of these series, the Small Cap Master Portfolio (the "Master Portfolio").

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price on the day of valuation. U.S. Government obligations are valued at the reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of the Master Portfolio, therefore, believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Code and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract on behalf of the Master Portfolio with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Master Portfolio with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.60% of the Master Portfolio's average daily net assets.

The Trust has entered into administration and co-administration agreements on behalf of the Master Portfolio with WFB and Stephens, respectively. Pursuant to the agreements, neither WFB nor Stephens is entitled to receive fees for administration services provided to the Master Portfolio so long as they receive fees for providing such services to the Small Cap Fund which invests in the Master Portfolio (under separate agreements).

The Trust has entered into a contract on behalf of the Master Portfolio with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Master Portfolio. Pursuant to the contract, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the Master Portfolio's average daily net assets. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Master Portfolio's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Master Portfolio's average daily net assets in excess of $100 million.

---------------------
68

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Master Portfolio's Statement of Operations for the six months ended September 30, 1997, was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens Inc.

DISSOLUTION OF THE MASTER PORTFOLIO

On July 23, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a plan to reorganize the master/feeder structure of its feeder funds into a stand-alone structure (the "Reorganization"). When the Reorganization occurs, the Small Cap Fund will withdraw its investments in the Small Cap Master Portfolio and instead will invest directly in a portfolio of securities (the "Dissolution"). The Small Cap Fund will retain WFB, the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as WFB manages the Master Portfolio's assets and for the same advisory fee level. The Reorganization and the Dissolution are expected to take place on or about December 12, 1997. The Dissolution of the master/feeder structure of the Master Portfolio is contingent upon the approval of shareholders of Overland Express Funds, Inc. ("Overland"), another investment company advised by WFB, to reorganize the Overland Small Cap Strategy Fund into the Company's Small Cap Fund.

The Master Portfolio will distribute all of its assets and liabilities in-kind (the "In-Kind Distribution") to its interest holders. The In-Kind Distribution will occur as of the close of business on the Dissolution date. The existing Master Portfolio will no longer hold any assets or have any liabilities and will wind up its affairs.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the Master Portfolio for the six months ended September 30, 1997, were as follows:

                                                                   SMALL CAP
AGGREGATE PURCHASES                                                   MASTER
  AND SALES                                                        PORTFOLIO
----------------------------------------------------------------------------
Total purchases at cost                                          $77,883,877
Total sales proceeds                                              57,586,351

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rates, exclusive of short-term securities, and average commission rate paid for the Small Cap Master Portfolio for the stated periods were as follows:

                                                 SMALL CAP MASTER PORTFOLIO
                                         ----------------------------------
                                                                       FROM
                                                                  SEPT. 16,
                                                                       1996
                                           FOR THE     FOR THE  (COMMENCEMENT
                                               SIX         SIX           OF
                                            MONTHS      MONTHS  OPERATIONS)
                                             ENDED       ENDED           TO
                                         SEPT. 30,   MARCH 31,    SEPT. 30,
                                              1997        1997         1996
---------------------------------------------------------------------------
Portfolio Turnover                            120%         69%          10%
Average Commission Rate Paid               $0.0597     $0.0764      $0.0800

---------------------
70

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

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---------------------
72

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                                                           ---------------------

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---------------------
74

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                                                           ---------------------

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC EQI AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

                     [LOGO]
                                               -C- 1997 Stagecoach Funds